Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

Victory, a growth stage, oil and gas exploration and production company, announced on August 22, 2017 that it is transitioning its business into a technology focused oilfield services company, as a result of entering into a transaction agreement, effective August 21, 2017 (the “Transaction Agreement”), sublicense agreement and other related agreements with Armacor Victory Ventures, LLC (“AVV”). In this report, “the Company”, "we" and "our" refers to the consolidated accounts and presentation of Victory and Aurora Energy Partners ("Aurora"), with the equity of non-controlling interests stated separately.

On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a divestiture agreement (the “Divestiture Agreement”) with Navitus Energy Group (“Navitus”), pursuant to which the Company has agreed to divest and transfer its 50% ownership interest in Aurora to Navitus (the “Divestiture”). Closing of the Divestiture Agreement is subject to Shareholder Approval at the shareholders meeting, which is scheduled for November 20, 2017 (the "Shareholders Meeting") and other customary closing conditions, and is expected to occur shortly after approval at the Shareholders Meeting.

The Company's current operations are primarily located onshore in Texas and New Mexico. The Company was organized under the laws of the State of Nevada on January 7, 1982. Our corporate headquarters are located at 3355 Bee Caves Rd. Ste. 608, Austin, Texas.

A summary of significant accounting policies followed in the preparation of the accompanying consolidated financial statements is set forth below.

Basis of Presentation and Consolidation:

Victory is the managing partner of Aurora, and holds a fifty percent (50%) partnership interest in Aurora. Aurora, a subsidiary of the Company, is consolidated with Victory for financial statement reporting purposes, as the terms of the partnership agreement that govern the operations of Aurora give Victory effective control of the partnership. The consolidated financial statements include the accounts of Victory and the accounts of Aurora. The Company’s management, in considering accounting policies pertaining to consolidation, has reviewed the relevant accounting literature. The Company follows the relevant accounting literature in assessing whether the rights of the non-controlling interests should overcome the presumption of consolidation when a majority voting or controlling interest in its investee “is a matter of judgment that depends on facts and circumstances". In applying the circumstances and contractual provisions of the partnership agreement, management determined that the non-controlling rights do not, individually or in the aggregate, provide for the non-controlling interest to “effectively participate in significant decisions that would be expected to be made in the ordinary course of business.” The rights of the non-controlling interest are protective in nature. All intercompany balances have been eliminated in consolidation. Certain reclassifications of prior year balances have been made to confirm such amounts to current year classifications. The reclassifications have no prior impact on net income. As discussed above, the Company entered into a Divestiture Agreement with Navitus. Upon the closing of the Divestiture Agreement, Aurora will no longer be consolidated with Victory for financial statement reporting purposes.

Non-controlling Interests:

The Navitus Energy Group ("Navitus"), a Texas general partnership, is a partner with Victory in Aurora. The two partners each own a fifty percent (50%) interest in Aurora. Victory is the Managing partner and has contractual authority to manage the business affairs of Aurora. Navitus currently has four partners. They are James Capital Consulting, LLC ("JCC"), James Capital Energy, LLC ("JCE"), Rodinia Partners, LLC and Navitus Partners, LLC. Although this partnership has been in place since January 2008, its members and other elements have changed since that time.

The non-controlling interest in Aurora is held by Navitus. As of September 30, 2017, $9,023,414 was recorded as the equity of the non-controlling interest in our consolidated balance sheets representing a third-party investment in Aurora, with net loss attributable to non-controlling interest of $5,954 and $12,033 for the three months ended September 30, 2017 and 2016, respectively, and $31,752 and $95,229 for the nine months ended September 30, 2017 and 2016, respectively. As of December 31, 2016, $7,885,166 was recorded as the equity of the non-controlling interest in our consolidated balance sheets representing a third-party investment in Aurora. As discussed above, the Company entered into a Divestiture Agreement with Navitus. Upon the closing of the Divestiture Agreement, Aurora will no longer be consolidated with Victory for financial statement reporting purposes.

Use of Estimates:

The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are used primarily when accounting for depreciation, depletion, and amortization (“DD&A”) expense, property costs, estimated future net cash flows from proved reserves, assumptions related to abandonments and impairments of oil and natural gas properties, taxes, accruals of capitalized costs, operating costs and production revenue, general and administrative costs and interest, purchase price allocation on properties acquired, various common stock, warrants and option transactions, and loss contingencies.

Oil and Natural Gas Properties:

We account for investments in oil and natural gas properties using the successful efforts method of accounting. Under this method of accounting, only successful exploration drilling costs that directly result in the discovery of proved reserves are capitalized. Unsuccessful exploration drilling costs that do not result in an asset with future economic benefit are expensed. All development costs are capitalized because the purpose of development activities is considered to be building a producing system of wells, and related equipment facilities, rather than searching for oil and natural gas. Items charged to expense generally include geological and geophysical costs. Capitalized costs for producing wells and leasehold costs of proved properties are amortized on a unit-of-production basis over the remaining life of proved developed and total proved reserves, respectively.

We review our proved oil and gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of their carrying value may have occurred. We estimate the expected undiscounted future cash flows of our oil and gas properties and compare such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, we will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value are subject to our judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net estimated operating and development costs using estimates of proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. Because of the uncertainty inherent in these factors, we cannot predict when or if future impairment charges for proved properties will be recorded.

The assessment of unproved properties to determine any possible impairment requires significant judgment. We assess our unproved properties to determine any possible impairment on a property-by-property basis based on remaining lease terms, drilling results or future plans to develop acreage. Due to the uncertainty inherent in these factors, we cannot predict the amount of impairment charges that may be recorded in the future.

The Company recorded no impairment expense for the three and nine months ended September 30, 2017 and 2016, respectively based on the analysis above.

Asset Retirement Obligations:

The Company records the estimate of the fair value of liabilities related to future asset retirement obligations (“ARO”) in the period the obligation is incurred. Asset retirement obligations relate to the removal of facilities and tangible equipment at the end of an oil and natural gas property’s useful life. The application of this rule requires the use of management’s estimates with respect to future abandonment costs, inflation, market risk premiums, useful life and cost of capital and required government regulations. GAAP requires that the estimate of our ARO does not give consideration to the value the related assets could have to other parties.

Other Property and Equipment:

Our office equipment in Austin, Texas is being depreciated on the straight-line method over the estimated useful life of three to seven years. The Company recorded depreciation expense of $1,461 and $10,779 for the three and nine months ended September 30, 2017.

Intangible Assets:

Our intangible assets are comprised of contract-based and marketing-related intangible assets. Our contract-based intangible assets include a sublicense agreement and a trademark license. The contract-based intangible assets have useful lives of 11.1 years to 15 years. As of September 30, 2017 the Company has not begun to use the economic benefits of the sublicense agreement and the trademark license and, accordingly, they were not amortized. We will begin to amortize the contract-based intangible assets using the straight-line amortization method over their respective useful lives once we have begun to use their economic benefits. Our marketing related intangible assets include three non-compete agreements all of which have useful lives of 15 years. As of September 30, 2017 the Company has not begun to use the economic benefits of the non-compete agreements and, accordingly, they were not amortized. We will begin to amortize the marketing-related intangible assets using the straight-line amortization method over their respective useful lives once we have begun to use their economic benefits. The remaining useful lives of intangible assets will be evaluated each reporting period. Intangible assets will be tested for impairment at least annually and upon a triggering event. The following table shows intangible assets and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Sublicense agreement	$11,330,000	$—
Trademark license	6,030,000	—
Non-compete agreements	270,000	—
Accumulated amortization	—	—
Intangible assets, net	$17,630,000	$—

Cash and Cash Equivalents:

The Company considers all liquid investments with original maturities of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents. The Company had no cash equivalents at September 30, 2017 and December 31, 2016.

Accounts Receivable:

Our accounts receivable are primarily from purchasers of natural gas and oil and exploration and production companies which own an interest in properties we operate.

Fair Value:

At September 30, 2017 and December 31, 2016, the carrying value of the Company's financial instruments such as prepaid expenses and payables approximated their fair values based on the short-term maturities of these instruments. The carrying value of other liabilities approximated their fair values because the underlying interest rates approximated market rates at the balance sheet dates. Management believes that due to the Company's current credit worthiness, the fair value of debt could be less than the book value; however, due to current market conditions and available information, the fair value of such debt is not readily determinable. Financial Accounting Standard Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, established a hierarchical disclosure framework associated with the level of pricing observability utilized in measuring fair value. This framework defined three levels of inputs to the fair value measurement process and requires that each fair value measurement be assigned to a level corresponding to the lowest level input that is significant to the fair value measurement in its entirety. The three broad levels of inputs defined by FASB ASC Topic 820 hierarchy are as follows:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Leve1 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Leve1 2 input must be observable for substantially the full term of the asset or liability; and

Leve1 3 - unobservable inputs for the asset or liability. These unobservable inputs reflect the entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances (which might include the reporting entity's own data).

The initial measurement of ARO is calculated using discounted cash flow techniques and based on internal estimates of future ARO costs associated with proved oil and gas properties. Inputs used in the calculation of ARO include plugging costs and reserve lives, which are considered Level 3 inputs. A reconciliation of Victory’s ARO is presented in Note 4.

Unamortized Discount:

Unamortized discount consists of value attributed to free standing equity instruments issued to the holders of affiliate note payable (see Note 6) and are amortized over the life of the related loans using a method consistent with the interest method. Amortization of debt discount totaled $210,000 for the nine months ended September 30, 2017 and is included in interest expense in the condensed consolidated statements of operations. The following table shows the discount and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Original issuance discount	$210,000	$—

Accumulated amortization	(210,000)	—

Unamortized discount, net	$—	$—

Revenue Recognition:

The Company uses the sales method of accounting for oil and natural gas revenues. Under this method, revenues are recognized based on actual volumes of gas and oil sold to purchasers. The volumes sold may differ from the volumes to which the Company is entitled based on our interests in the properties. Differences between volumes sold and entitled volumes create oil and natural gas imbalances which are generally reflected as adjustments to reported proved oil and natural gas reserves and future cash flows in their supplemental oil and natural gas disclosures. If their excess takes of natural gas or oil exceed their estimated remaining proved reserves for a property, a natural gas or oil imbalance liability is recorded in the Consolidated Balance Sheets.

Concentrations:

There is a ready market for the sale of crude oil and natural gas. During 2017 and 2016, our gas field and our producing wells sold their respective gas and oil production to one purchaser for each field or well. However, because alternate purchasers of oil and natural gas are readily available at similar prices, we believe that the loss of any of our purchasers would not have a material adverse effect on our financial results. A majority of the Company’s production and reserves are from the Eagle Ford property in South Texas and the Permian Basin of West Texas.

Earnings (Losses) per Share:

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to controlling interests by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with stock awards that have been granted to directors and employees. In accordance with FASB ASC 260, Earnings per Share, awards of unvested shares shall be considered outstanding as of the respective grant dates for purposes of computing diluted EPS even though their exercise is contingent upon vesting. Given the historical and projected future losses of the Company, all potentially dilutive common stock equivalents are considered anti-dilutive.

Income Taxes:

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. Deferred tax assets include tax loss and credit carry forwards and are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The realization of future tax benefits is dependent on our ability to generate taxable income within the carry forward period. Given the Company’s history of net operating losses, management has determined that it is likely that the Company will not be able to realize the tax benefit of the carry forwards. ASC 740 requires that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

Accordingly, the Company has a full valuation allowance against its net deferred tax assets at September 30, 2017 and December 31, 2016. Upon the attainment of taxable income by the Company, management will assess the likelihood of realizing the deferred tax benefit associated with the use of the net operating loss carry forwards and will recognize a deferred tax asset at that time.

Stock-Based Compensation:

The Company applies FASB ASC 718, Compensation-Stock Compensation, to account for the issuance of options and warrants to employees, key partners, directors, officers and Navitus investors. The standard requires all share-based payments, including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of options and warrants granted to employees, directors and officers is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of the Company’s stock price. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected term of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third-parties. Restricted stock, options or warrants issued to third parties are recorded on the basis of their fair value, which is measured as of the date issued. The options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period and is included in general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognized stock-based compensation expense from stock awards, warrants, and stock options granted to directors, officers, employees and third parties of $101,415 and $14,662 for the three months ended September 30, 2017 and 2016, respectively and $236,221 and $72,071 for the nine months ended September 30, 2017 and 2016, respectively.

Recently Adopted Accounting Standards:

In January 2017, FASB issued Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is deemed to be a business. Determining whether a transferred set constitutes a business is important because the accounting for a business combination differs from that of an asset acquisition. The definition of a business also affects the accounting for dispositions. Under ASU 2017-01, when substantially all of the fair value of assets acquired is concentrated in a single asset, or a group of similar assets, the assets acquired would not represent a business and business combination accounting would not be required. ASU 2017-01 may result in more transactions being accounted for as asset acquisitions rather than business combinations. ASU 2017-01 is effective for interim and annual periods beginning after December 15, 2017 and shall be applied prospectively. Early adoption is permitted. The Company adopted ASU 2017-01 on January 1, 2017 and will apply the new guidance to applicable transactions going forward.

In March 2016, FASB issued guidance regarding the simplification of employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. We adopted this guidance in the second quarter of 2016 as permitted by the guidance. Adoption of this guidance did not impact our financial statements, except for the simplification in accounting for income taxes using a modified retrospective approach. Upon adoption, we recorded a related deferred tax asset for previously unrecognized excess tax benefits of $37 million. As we consider it more likely than not that the deferred tax asset will not be realized, we recorded a full valuation allowance of $37 million, resulting in no net effect on our consolidated statement of operations. We elected to continue our current policy of estimating forfeitures.

In April 2015, FASB issued ASU 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. Entities that have historically presented debt issuance costs as an asset, related to a recognized debt liability, will be required to present those costs as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 does not change the recognition, measurement, or subsequent measurement guidance for debt issuance costs. In August 2015, FASB issued ASU 2015-15, Interest—Imputation of Interest (Subtopic 835-30), which addresses the presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements, given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements. The amendments are effective for interim and annual reporting periods beginning after December 15, 2015. Therefore, the Company adopted ASU 2015-03 beginning January 1, 2016. Changes to the balance sheet have been applied on a retrospective basis. This resulted in the reclassification of debt issuance costs of $6,237 and $40,823 associated with our Credit Agreement from Other Assets to Current Note Payable in the Consolidated Balance Sheet as of the nine months ended September 30, 2017 and the year ended December 31, 2016.

In February 2015, FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidated Analysis. ASU 2015-02 amended the consolidation guidance by modifying the evaluation criteria for whether limited partnerships and similar legal entities are variable interest entities, eliminating the presumption that a general partner should consolidate a limited partnership, and affecting the consolidated analysis of reporting entities that are involved with variable interest entities. The adoption of ASU 2015-02, effective January 1, 2016, did not have a material impact on our consolidated balance sheets, statements of operations or statements of cash flows.

Recently Issued Accounting Standards:

In February 2016, the FASB issued guidance regarding the accounting for leases. The guidance requires recognition of most leases on the balance sheet. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The guidance is effective for interim and annual periods beginning after December 15, 2018. We are currently evaluating the impact of this guidance on our consolidated financial statements.

In January 2016, the FASB issued guidance regarding several broad topics related to the recognition and measurement of financial assets and liabilities. The guidance is effective for interim and annual periods beginning after December 15, 2017. We do not expect this guidance to have a material impact on our consolidated financial statements.

In May 2014, the FASB issued guidance regarding the accounting for revenue from contracts with customers. In April 2016, May 2016 and December 2016, FASB issued additional guidance, addressed implementation issues and provided technical corrections. The guidance may be applied retrospectively or using a modified retrospective approach to adjust retained earnings (deficit). The guidance is effective for interim and annual periods beginning after December 15, 2017. We are currently evaluating the impact of this guidance on our consolidated financial statements.

Going Concern:

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As presented in the consolidated financial statements, the Company has incurred a net loss of $599,174 and $195,516 for the three months ended September 30, 2017 and 2016, respectively, and net losses of $1,851,725 and $1,180,617 for the nine months ended September 30, 2017 and 2016, respectively.

The cash proceeds from new contributions to the Aurora partnership by Navitus, and loans from affiliates have allowed the Company to continue operations. Management anticipates that operating losses will continue in the near term until the Company begins to operate as a technology focused oilfield services company. The Company has invested $0 and $18,442, respectively, in leases, and drilling and completion costs, for the nine months ended September 30, 2017 and 2016, respectively.
On August 21, 2017 the Company entered into a loan agreement (the “Loan Agreement”) with Visionary Private Equity Group I, LP, a Missouri limited partnership (“VPEG”) pursuant to which VPEG loaned $500,000 to the Company. This loan provided short-term financing required for operating and transaction expenses.

On August 21, 2017, the Company entered into a Transaction Agreement with Armacor, pursuant to which Armacor (i) granted to the Company a worldwide, perpetual, royalty free, fully paid up and exclusive sublicense (the “License”) to all of Armacor’s owned and licensed intellectual property for use in the Oilfield Services Business (as defined in the Transaction Agreement), and (ii) agreed to contribute to the Company $5,000,000 (the “Cash Contribution”), in exchange for which the Company issued 800,000 shares (the “Armacor Shares”) of its newly designated Series B Convertible Preferred Stock. The Cash contribution is expected upon Shareholder Approval and will provide financing for the development and execution of the sales and distribution business growth plan.

The accompanying consolidated financial statements are prepared as if the Company will continue as a going concern. The consolidated financial statements do not contain adjustments, including adjustments to recorded assets and liabilities, which might be necessary if the Company were unable to continue as a going concern.

Organization and Summary of Significant Accounting Policies:

Victory Energy Corporation ("Victory" or "the Company") is an independent, growth oriented oil and natural gas company engaged in the acquisition, exploration and production of oil and natural gas properties, through its partnership with Aurora Energy Partners ("Aurora"). In this report, “the Company” refers to the consolidated accounts and presentation of Victory and Aurora, with the equity of non-controlling interests stated separately. The Company is engaged in the exploration, acquisition, development, and production of domestic oil and natural gas properties. Current operations are primarily located onshore in Texas and New Mexico. The Company was organized under the laws of the State of Nevada on January 7, 1982. The Company is authorized to issue 47,500,000 shares of $0.001 par value common stock, and has 31,220,326 shares of common stock outstanding as of December 31, 2016. Our corporate headquarters are located at 3355 Bee Caves Rd. Ste. 608, Austin, Texas.

A summary of significant accounting policies followed in the preparation of the accompanying consolidated financial statements is set forth below.

Basis of Presentation and Consolidation:

Victory is the managing partner of Aurora, and holds a 50% partnership interest in Aurora. Aurora, a subsidiary of the Company, is consolidated with Victory for financial statement reporting purposes, as the terms of the partnership agreement that govern the operations of Aurora give Victory effective control of the partnership. The consolidated financial statements include the accounts of Victory and the accounts of Aurora. The Company’s management, in considering accounting policies pertaining to consolidation, has reviewed the relevant accounting literature. The Company follows that literature, in assessing whether the rights of the non-controlling interests should overcome the presumption of consolidation when a majority voting or controlling interest in its investee “is a matter of judgment that depends on facts and circumstances". In applying the circumstances and contractual provisions of the partnership agreement, management determined that the non-controlling rights do not, individually or in the aggregate, provide for the non-controlling interest to “effectively participate in significant decisions that would be expected to be made in the ordinary course of business.” The rights of the non-controlling interest are protective in nature. All intercompany balances have been eliminated in consolidation. Certain reclassifications of prior year balances have been made to confirm such amounts to current year classifications. These reclassifications have no impact on net income.

Non-controlling Interests:

The Navitus Energy Group ("Navitus") is a partner with Victory in Aurora. The two partners each own a 50% interest in Aurora. Victory is the Managing partner and has contractual authority to manage the business affairs of Aurora. The Navitus Energy Group currently has four partners. They are James Capital Consulting, LLC ("JCC"), James Capital Energy, LLC ("JCE"), Rodinia Partners, LLC and Navitus Partners, LLC. Although this partnership has been in place since January 2008, its members and other elements have changed since that time.

The non-controlling interest in Aurora is held by Navitus, a Texas general partnership. As of December 31, 2016, $7,885,166 was recorded as the equity of the non-controlling interest in our consolidated balance sheet representing Navitus' third-party investment in Aurora, with losses attributable to non-controlling interests of $54,975 for the year ended December 31, 2016. As of December 31, 2015, $5,828,141 was recorded as the equity of the non-controlling interest in our consolidated balance sheet representing Navitus' third-party investment in Aurora, with losses attributable to the non-controlling interests of $728,218 for the year ended December 31, 2015. A total of $150,000 of previously designated capital contributions by Navitus were redesignated as temporary advances in December 31, 2014 and are included in the accrued liabilities - related parties total as of December 31, 2016 and December 31, 2015.

Use of Estimates:

The preparation of our consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are used primarily when accounting for depreciation, depletion, and amortization (“DD&A”) expense, property costs, estimated future net cash flows from proved reserves, cost to abandon and impaired oil and natural gas properties, taxes, accruals of capitalized costs, operating costs and production revenue, general and administrative costs and interest, purchase price allocation on properties acquired, various common stock, warrants and option transactions, and loss contingencies.

Oil and Natural Gas Properties:

We account for investments in oil and natural gas properties using the successful efforts method of accounting. Under this method of accounting, only successful exploration drilling costs that directly result in the discovery of proved reserves are capitalized. Unsuccessful exploration drilling costs that do not result in an asset with future economic benefit are expensed. All development costs are capitalized because the purpose of development activities is considered to be building a producing system of wells, and related equipment facilities, rather than searching for oil and natural gas. Items charged to expense generally include geological and geophysical costs. Capitalized costs for producing wells leasehold costs of proved properties are amortized on a unit-of-production basis over the remaining life of proved developed and total proved reserves, respectively.

We depreciate other property and equipment using the straight-line method based on estimated useful lives ranging from five to ten years.

We review our proved oil and gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of their carrying value may have occurred. We estimate the expected undiscounted future cash flows of our oil and gas properties and compare such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, we will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value are subject to our judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net estimated operating and development costs using estimates of proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. Because of the uncertainty inherent in these factors, we cannot predict when or if future impairment charges for proved properties will be recorded.

The assessment of unproved properties to determine any possible impairment requires significant judgment. We assess our unproved properties to determine any possible impairment on a property-by-property basis based on remaining lease terms, drilling results or future plans to develop acreage. Due to the uncertainty inherent in these factors, we cannot predict the amount of impairment charges that may be recorded in the future.

The Company recorded impairment expense of $0 and $867,048 for 2016 and 2015 based on the analysis discussed above.

Asset Retirement Obligations:

The Company records the estimate of the fair value of liabilities related to future asset retirement obligations (“ARO”) in the period the obligation is incurred. Asset retirement obligations relate to the removal of facilities and tangible equipment at the end of an oil and natural gas property’s useful life. The application of this rule requires the use of management’s estimates with respect to future abandonment costs, inflation, market risk premiums, useful life and cost of capital and required government regulations. U.S. GAAP requires that the estimate of our asset retirement obligations does not give consideration to the value the related assets could have to other parties.

The following table is a reconciliation of the ARO liability for the twelve months ended December 31, 2016 and 2015.

	Years Ended December 31,
	2016	2015
Asset retirement obligation at beginning of period	$109,171	$44,214
Liabilities incurred	—	2,506
Revisions to previous estimates and sales of properties	—	60,832
Liabilities on properties sold or settled	(27,850)	(3,721)
Accretion expense	2,670	$5,340
Asset retirement obligation at end of period	$83,991	$109,171

Other Property and Equipment:

Our office equipment in Austin, Texas is being depreciated on the straight-line method over the estimated useful life of three to seven years.

Cash and Cash Equivalents:

The Company considers all liquid investments with original maturities of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents. The Company had no cash equivalents at December 31, 2016 and 2015.

Accounts Receivable:

Our accounts receivable are primarily from purchasers of natural gas and oil and exploration and production companies which own an interest in properties we operate.

Allowance for Doubtful Accounts:

The Company recognizes an allowance for doubtful accounts to ensure trade receivables are not overstated due to uncollectibility. Allowance for doubtful accounts are maintained for all customers based on a variety of factors, including the length of time receivables are past due, macroeconomic conditions, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when we become aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. As of December 31, 2016 and 2015, the Company has deemed $0 and $200,000, respectively from the sale of oil and gas properties associated with the Jones County prospect, to be doubtful and thus, has recorded this amount as an allowance for doubtful accounts.

Fair Value:

At December 31, 2016 and 2015, the carrying value of the Company's financial instruments such as prepaid expenses and payables approximated their fair values based on the short-term maturities of these instruments. The carrying value of other liabilities approximated their fair values because the underlying interest rates approximate market rates at the balance sheet dates. Management believes that due to the Company's current credit worthiness, the fair value of debt could be less than the book value; however, due to current market conditions and available information, the fair value of such debt is not readily determinable. Financial Accounting Standard Board ("FASB") ASC Topic 820 established a hierarchical disclosure framework associated with the level of pricing observability utilized in measuring fair value. This framework defined three levels of inputs to the fair value measurement process and requires that each fair value measurement be assigned to a level corresponding to the lowest level input that is significant to the fair value measurement in its entirety. The three broad levels of inputs defined by FASB ASC Topic 820 hierarchy are as follows:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Leve1 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Leve1 2 input must be observable for substantially the full term of the asset or liability; and

Leve1 3 - unobservable inputs for the asset or liability. These unobservable inputs reflect the entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances (which might include the reporting entity's own data).

The initial measurement of asset retirement obligations is calculated using discounted cash flow techniques and based on internal estimates of future retirement costs associated with proved oil and gas properties. Inputs used in the calculation of asset retirement obligations include plugging costs and reserve lives, which are considered Level 3 inputs. A reconciliation of Victory’s asset retirement obligations is presented in Note 1.

During 2015, proved oil and gas properties with a carrying value of $1,640,147 were written down, based upon engineering estimates, to their fair value of $759,091 as a result of $867,048 in impairment charges. Of this impairment amount, $303,312 was taken against the Eagle Ford properties, $297,212 was taken against the Adams Baggett properties, and $99,682 was taken against the Fairway properties. In addition, the Company has written off the entire balance associated with undeveloped properties, or $166,842.

Revenue Recognition:

The Company uses the sales method of accounting for oil and natural gas revenues. Under this method, revenues are recognized based on actual volumes of gas and oil sold to purchasers. The volumes sold may differ from the volumes to which the Company is entitled based on our interests in the properties. Differences between volumes sold and entitled volumes create oil and natural gas imbalances which are generally reflected as adjustments to reported proved oil and natural gas reserves and future cash flows in their supplemental oil and natural gas disclosures. If their excess takes of natural gas or oil exceed their estimated remaining proved reserves for a property, a natural gas or oil imbalance liability is recorded in the Consolidated Balance Sheets.

Concentrations:

There is a ready market for the sale of crude oil and natural gas. During 2016 and 2015, our gas field and our producing wells sold their respective gas and oil production to one purchaser for each field or well. However, because alternate purchasers of oil and natural gas are readily available at similar prices, we believe that the loss of any of our purchasers would not have a material adverse effect on our financial results. A majority of the Company’s production and reserves are from the Eagle Ford property in South Texas and the Permian Basin of West Texas.

Earnings per Share:

Basic earnings per share are computed using the weighted average number of common shares outstanding at December 31, 2016 and December 31, 2015, respectively. The weighted average number of common shares outstanding was 31,220,326 at December 31, 2016. Diluted earnings per share reflect the potential dilutive effects of common stock equivalents such as options, warrants and convertible securities. Given the historical and projected future losses of the Company, all potentially dilutive common stock equivalents are considered anti-dilutive.

The following table outlines outstanding common stock shares and common stock equivalents.

	Years Ended December 31,
	2016	2015
Common Stock Shares Outstanding	31,220,326	31,220,326
Common Stock Equivalents Outstanding
Warrants	11,392,386	8,622,486
Stock Options	1,055,000	1,430,000
Unconverted Class B Shares	137,932	137,932
Total Common Stock Equivalents Outstanding	12,585,318	10,190,418

Income Taxes:

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes” which requires an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. Deferred tax assets include tax loss and credit carry forwards and are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Stock-Based Compensation:

The Company applies ASC 718, “Compensation-Stock Compensation” to account for the issuance of options and warrants to employees, key partners, directors, officers and Navitus investors. The standard requires all share-based payments, including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of options and warrants granted to employees, directors and officers is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of the Company’s stock price. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected term of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third parties. Restricted stock, options or warrants issued to third parties are recorded on the basis of their fair value, which is measured as of the date issued. The options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period and is included in general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognized stock-based director's compensation expense from warrants and stock awards granted to directors for services of $0 and $508,739, for the years ended December 31, 2016 and 2015, respectively.

The Company recognized stock-based incentive compensation expense from stock options granted to officers and employees of the Company of $86,733 and $58,373 for the twelve months ended December 31, 2016 and 2015, respectively.

Going Concern:

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As presented in the consolidated financial statements, the Company has incurred a net loss of $1,906,599 and $4,905,518 during the years ended December 31, 2016 and 2015, respectively. Non-cash expenses and allowances were significant during the years ended December 31, 2016 and December 31, 2015, and the net cash used in operating activities, or negative cash flows from operating activities, were $2,027,080 and $1,738,853, respectively.

The cash proceeds from new contributions to the Aurora partnership by Navitus, and loans from affiliates have allowed the Company to continue operations and invest in new oil and natural gas properties. See Note 4. Management anticipates that operating losses will continue in the near term until new wells are drilled, successfully completed and incremental production increases revenue. On a year to date basis, as of December 31, 2016 the Company has invested $18,442 in the drilling of wells and $0 in the acquisition of oil and gas properties.

The Company remains in active discussions with Navitus and others related to longer term financing required for our capital expenditures planned for 2017. Without additional outside investment from the sale of equity securities and/or debt financing, our capital expenditures and overhead expenses must be reduced to a level commensurate with available cash flows.

The accompanying consolidated financial statements are prepared as if the Company will continue as a going concern. The consolidated financial statements do not contain adjustments, including adjustments to recorded assets and liabilities, which might be necessary if the Company were unable to continue as a going concern.